Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of Debt
DEBT BALANCE, NET OF UNAMORTIZED ISSUANCE COSTS (in millions)

	September 30, 2017	December 31, 2016
Total debt	$4,134	$4,109
Unamortized issuance costs and premium (a)	(22)	(55)
Current maturities	(1)	(1)
Debt, Net of Current Maturities and Unamortized Issuance Costs	$4,111	$4,053

(a)	Includes premium of $25 million related to the incremental fair value of the WNRL senior notes upon acquisition.

Line of Credit Facility [Line Items]
Schedule of Line of Credit Facilities [Table Text Block]
AVAILABLE CAPACITY UNDER CREDIT FACILITIES (in millions)

	Total Capacity	Amount Borrowed as of September 30, 2017	Outstanding Letters of Credit	Available Capacity as of September 30, 2017	Expiration
Andeavor Logistics Revolving Credit Facility (a)	$600	$35	$—	$565	January 29, 2021
Andeavor Logistics Dropdown Credit Facility	1,000	—	—	1,000	January 29, 2021
WNRL Revolving Credit Facility (a)	500	20	1	479	October 16, 2018
Total Credit Facilities (b)	$2,100	$55	$1	$2,044

(a)
The weighted average interest rates for borrowings under the Andeavor Logistics Revolving Credit Facility and the WNRL Revolving Credit Facility were 3.49% and 3.24%, respectively, at September 30, 2017.

(b)	We are allowed to request that the loan availability be increased up to an aggregate of $2.3 billion, subject to receiving increased commitments from the lenders.